Investment Risks	Dec. 31, 2024
Nuveen Life Large Cap Responsible Equity Fund | Low-Carbon Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Low-Carbon Risk—The risk that because the Fund’s investment strategy includes a special emphasis on companies with low current carbon intensity and an absence of fossil fuel reserves ownership, the Fund’s portfolio might exclude certain issuers for nonfinancial reasons and the Fund may forgo some market opportunities that otherwise would be available.